Financial instruments risk management objectives and policies - Summary Of Credit Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade receivables [member]
Disclosure of credit risk [line items]
ECL rate
Estimated total gross carrying amount at default	€ 178,136	€ 211,014
ECL	€ (44,580)	€ (44,917)
Trade receivables [member] | Current [member]
Disclosure of credit risk [line items]
ECL rate	0.54%	0.45%
Estimated total gross carrying amount at default	€ 70,816	€ 85,685
ECL	€ (382)	€ (386)
Trade receivables [member] | Less than 1 year [member]
Disclosure of credit risk [line items]
ECL rate	4.31%	23.27%
Estimated total gross carrying amount at default	€ 58,782	€ 101,169
ECL	€ (2,531)	€ (23,540)
Trade receivables [member] | Less than 1 year and not less than 2 years [member]
Disclosure of credit risk [line items]
ECL rate	80.05%	81.37%
Estimated total gross carrying amount at default	€ 30,140	€ 13,492
ECL	€ (24,126)	€ (10,979)
Trade receivables [member] | Less than 2 year and not less than 3 years [member]
Disclosure of credit risk [line items]
ECL rate	96.54%	89.05%
Estimated total gross carrying amount at default	€ 11,618	€ 5,197
ECL	€ (11,216)	€ (4,628)
Trade receivables [member] | Over than 3 years [member]
Disclosure of credit risk [line items]
ECL rate	93.29%	98.40%
Estimated total gross carrying amount at default	€ 6,780	€ 5,471
ECL	€ (6,325)	€ (5,384)
Contract assets [member]
Disclosure of credit risk [line items]
ECL rate	0.81%	0.36%
Estimated total gross carrying amount at default	€ 64,328	€ 48,969
ECL	€ (519)	€ (178)